SCHEDULE OF SHORT TERM DEBT OBLIGATIONS (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Debt Disclosure [Abstract]
Other short-term borrowings from working capital facilities	$ 91,747	$ 78,807
Less: unamortized debt issuance costs	(1,862)	(488)
Short-term debt, excluding current installments of long-term debt	$ 89,885	$ 78,319